Consolidated Interim Balance Sheets - USD ($)	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Current
Cash and cash equivalents	$ 6,898,235	$ 9,004,716	$ 324,837
Amounts receivable	747,551	966,909	632,477
Prepaids	721,302	227,843	99,014
Inventory (Note 5)	1,247,220	1,390,419	953,417
Total Current Assets	9,614,308	11,589,887	2,009,745
Convertible Loan Receivable (Note 6)	67,166	52,225
Investment in NMG Ohio LLC (Note 17)	3,568,645	3,465,902	77,600
Investment in and advances to GLDH (Note 18)	10,898,324	7,373,036
Other investments (Note 19)	400,593	255,980
Property and Equipment (Note 7)	4,189,710	2,694,500	2,615,898
Brand and Licenses (Note 14)	8,172,000	8,172,000	8,172,000
Goodwill (Note 14)	2,635,721	2,635,721	2,635,721
TOTAL ASSETS	39,546,467	36,239,251	15,510,964
Current
Accounts payables	758,250	979,384	447,703
Accrued liabilities	95,210	95,234	95,481
Income taxes	239,358	239,358	239,358
Due to related parties (Note 8)	41,703	12,952	51,081
Notes payable (Note 9)			2,175,000
Lease liabilities (Note 20)	191,020
Total Current Liabilities	1,325,541	1,326,928	3,008,623
Lease Liabilities (Note 20)	953,007
Deferred Tax Liability	1,716,120	1,716,120	1,716,120
TOTAL LIABILITIES	3,994,668	3,043,048	4,724,743
STOCKHOLDERS' EQUITY
Capital Stock - Statement 3 (Note 11) Authorized:900,000,000 Common Shares - Par Value $0.0001 Issued and Outstanding:101,760,232 (31July2019 - 97,279,891 and 31 July 2018 - 47,774,817) Common Shares	10,176	9,728	4,778
Additional Paid-in Capital	44,794,072	41,676,611	16,918,082
Shares to be Issued (Notes 10, 11 and 14)	1,134,106	1,118,815	103,267
Equity Component of Convertible Debenture	88,797	88,797
Other Comprehensive Income	946,507	827,314	532,405
Deficit	(11,421,859)	(10,525,062)	(6,772,311)
TOTAL STOCKHOLDERS' EQUITY	35,551,799	33,196,203	10,786,221
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 39,546,467	$ 36,239,251	$ 15,510,964